Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 05, 2021	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with rules adopted by the SEC, we provide the following disclosure regarding executive “Compensation Actually Paid” or “CAP” (as calculated in accordance with SEC rules) and certain company performance metrics for the fiscal years listed below. You should refer to our CD&A in this proxy statement for a complete description of how executive compensation relates to company performance and how the Human Capital Committee makes its decisions.

							Year-end value of $100 invested on 12/31/2019 in:
Year	Summary Compensation Table Total for Liren Chen(1) $	Summary Compensation Table Total for William Merritt(2) $	Compensation Actually Paid to Liren Chen(1)(3)(4)(5) $	Compensation Actually Paid to William Merritt(2)(3)(4)(5) $	Average Summary Compensation Table Total for Non-CEO NEOs(6) $	Average Compensation Actually Paid to Non-CEO NEOs(3)(4)(5)(6) $	IDCC $	Nasdaq Telecommuni- cations Total Shareholder Return $	Net Income (in millions) $	Adjusted EBITDA(7) (in millions) $	Revenue (in millions) $
2024	7,258,318	0	88,835,965	0	2,599,972	10,931,385	394.45	103.21	358.6	511.0	868.5
2023	4,773,160	0	20,846,309	0	1,951,371	4,854,811	217.89	90.96	214.1	345.2	549.6
2022	4,824,787	0	8,473,818	0	2,660,110	3,432,926	97.43	82.21	93.7	254.5	457.8
2021	10,824,838	1,570,440	19,400,708	(711,223)	1,426,410	2,407,304	137.72	112.44	55.3	208.0	425.4
2020	0	2,642,504	0	3,740,057	1,218,153	1,067,958	114.30	110.08	44.8	155.3	359.0

(1)	Liren Chen became CEO of the company on April 5, 2021.
(2)	William Merritt served as CEO until his retirement on April 5, 2021.
(3)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	2024		2023
	Liren Chen	Average Non-CEO NEOs	Liren Chen	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$7,258,318	$2,599,972	$4,773,160	$1,951,371
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—	$—	$—
Amount added for current year service cost	$—	$—	$—	$—
Amount added for prior service cost impacting current year	$—	$—	$—	$—

Total Adjustments for Pension	$—	$—	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(5,000,000)	$(1,500,000)	$(3,000,000)	$(1,389,000)
Year-end fair value of unvested awards granted in the current year	$33,316,224	$3,088,567	$3,746,424	$1,132,367
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$37,138,400	$6,302,507	$9,099,191	$2,496,089
Fair values at vest date for awards granted and vested in current year			$—	$21,016
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$16,123,023	$440,340	$6,227,534	$642,967
Forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—	$—

Total Adjustments for Equity Awards	$81,577,647	$8,331,414	$16,073,149	$2,904,339

Compensation Actually Paid (as calculated)	$88,835,965	$10,931,385	$20,846,309	$4,854,811

	2022		2021			2020
	Liren Chen	Average Non-CEO NEOs	Liren Chen	William Merritt	Average Non-CEO NEOs	William Merritt	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$4,824,787	$2,660,110	$10,824,838	$1,570,440	$1,426,410	$2,642,504	$1,218,153
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—	$—	$—	$—	$—	$—
Amount added for current year service cost	$—	$—	$—	$—	$—	$—	$—
Amount added for prior service cost impacting current year	$—	$—	$—	$—	$—	$—	$—

Total Adjustments for Pension	$—	$—	$—	$—	$—	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(2,200,025)	$(1,575,024)	$(5,219,984)	$—	$(637,515)	$(1,083,348)	$(397,237)
Year-end fair value of unvested awards granted in the current year	$5,249,160	$1,866,893	$7,850,314	$—	$907,588	$2,102,469	$558,750
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$783,791	$532,141	$—	$(1,601,770)	$623,362	$611,174	$(569,990)
Fair values at vest date for awards granted and vested in current year	$—		$5,945,540	$—	$—	$681,993	$475,054
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(183,895)	$(51,194)	$—	$(679,893)	$87,459	$(1,214,735)	$(216,773)
Forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$—	$—	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—	$—	$—	$—	$—

Total Adjustments for Equity Awards	$3,649,031	$772,816	$8,575,870	$(2,281,663)	$980,894	$1,097,553	$(150,195)

Compensation Actually Paid (as calculated)	$8,473,818	$3,432,926	$19,400,708	$(711,223)	$2,407,304	$3,740,057	$1,067,958

(4)	The following summarizes the valuation assumptions used for stock option awards included as part of Compensation Actually Paid:

•	Expected life of each stock option is based on the “simplified method” using an average of the remaining vest and remaining term, as of the vest/FYE date.

•	Strike price is based on each grant date closing price and asset price is based on each vest/FYE closing price.

•	Risk free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vest/FYE date.

•	Historical volatility is based on daily price history for each expected life (years) prior to each vest/FYE date. Closing prices provided by S&P Capital IQ are adjusted for dividends and splits.

•	Represents annual dividend yield on each vest/FYE date.

(5)
Assumptions used in the valuation of equity awards for purposes of calculating Compensation Actually Paid were materially the same as at grant date, except for adjusting for expected performance of performance-based RSUs at each measurement date.

(6)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2024: Richard Brezski; Eeva Hakoranta; Rajesh Pankaj; Joshua Schmidt
2023: Richard Brezski; Eric Cohen, Eeva Hakoranta; Rajesh Pankaj; Joshua Schmidt
2022: Richard Brezski; Eric Cohen; Eeva Hakoranta; Rajesh Pankaj
2021: Richard Brezski; Eric Cohen; Eeva Hakoranta; Henry Tirri
2020: Richard Brezski; Richard Gulino; Kai Öistämö

(7)	Adjusted EBITDA is a non-GAAP financial measure. See Appendix A for an explanation of this metric and a detailed reconciliation to the most directly comparable GAAP measure.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
(6)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2024: Richard Brezski; Eeva Hakoranta; Rajesh Pankaj; Joshua Schmidt
2023: Richard Brezski; Eric Cohen, Eeva Hakoranta; Rajesh Pankaj; Joshua Schmidt
2022: Richard Brezski; Eric Cohen; Eeva Hakoranta; Rajesh Pankaj
2021: Richard Brezski; Eric Cohen; Eeva Hakoranta; Henry Tirri
2020: Richard Brezski; Richard Gulino; Kai Öistämö

Adjustment To PEO Compensation, Footnote

	2024		2023
	Liren Chen	Average Non-CEO NEOs	Liren Chen	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$7,258,318	$2,599,972	$4,773,160	$1,951,371
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—	$—	$—
Amount added for current year service cost	$—	$—	$—	$—
Amount added for prior service cost impacting current year	$—	$—	$—	$—

Total Adjustments for Pension	$—	$—	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(5,000,000)	$(1,500,000)	$(3,000,000)	$(1,389,000)
Year-end fair value of unvested awards granted in the current year	$33,316,224	$3,088,567	$3,746,424	$1,132,367
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$37,138,400	$6,302,507	$9,099,191	$2,496,089
Fair values at vest date for awards granted and vested in current year			$—	$21,016
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$16,123,023	$440,340	$6,227,534	$642,967
Forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—	$—

Total Adjustments for Equity Awards	$81,577,647	$8,331,414	$16,073,149	$2,904,339

Compensation Actually Paid (as calculated)	$88,835,965	$10,931,385	$20,846,309	$4,854,811

	2022		2021			2020
	Liren Chen	Average Non-CEO NEOs	Liren Chen	William Merritt	Average Non-CEO NEOs	William Merritt	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$4,824,787	$2,660,110	$10,824,838	$1,570,440	$1,426,410	$2,642,504	$1,218,153
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—	$—	$—	$—	$—	$—
Amount added for current year service cost	$—	$—	$—	$—	$—	$—	$—
Amount added for prior service cost impacting current year	$—	$—	$—	$—	$—	$—	$—

Total Adjustments for Pension	$—	$—	$—	$—	$—	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(2,200,025)	$(1,575,024)	$(5,219,984)	$—	$(637,515)	$(1,083,348)	$(397,237)
Year-end fair value of unvested awards granted in the current year	$5,249,160	$1,866,893	$7,850,314	$—	$907,588	$2,102,469	$558,750
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$783,791	$532,141	$—	$(1,601,770)	$623,362	$611,174	$(569,990)
Fair values at vest date for awards granted and vested in current year	$—		$5,945,540	$—	$—	$681,993	$475,054
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(183,895)	$(51,194)	$—	$(679,893)	$87,459	$(1,214,735)	$(216,773)
Forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$—	$—	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—	$—	$—	$—	$—

Total Adjustments for Equity Awards	$3,649,031	$772,816	$8,575,870	$(2,281,663)	$980,894	$1,097,553	$(150,195)

Compensation Actually Paid (as calculated)	$8,473,818	$3,432,926	$19,400,708	$(711,223)	$2,407,304	$3,740,057	$1,067,958

Non-PEO NEO Average Total Compensation Amount			$ 2,599,972	$ 1,951,371	$ 2,660,110	$ 1,426,410	$ 1,218,153
Non-PEO NEO Average Compensation Actually Paid Amount			$ 10,931,385	4,854,811	3,432,926	2,407,304	1,067,958
Adjustment to Non-PEO NEO Compensation Footnote

	2024		2023
	Liren Chen	Average Non-CEO NEOs	Liren Chen	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$7,258,318	$2,599,972	$4,773,160	$1,951,371
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—	$—	$—
Amount added for current year service cost	$—	$—	$—	$—
Amount added for prior service cost impacting current year	$—	$—	$—	$—

Total Adjustments for Pension	$—	$—	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(5,000,000)	$(1,500,000)	$(3,000,000)	$(1,389,000)
Year-end fair value of unvested awards granted in the current year	$33,316,224	$3,088,567	$3,746,424	$1,132,367
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$37,138,400	$6,302,507	$9,099,191	$2,496,089
Fair values at vest date for awards granted and vested in current year			$—	$21,016
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$16,123,023	$440,340	$6,227,534	$642,967
Forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—	$—

Total Adjustments for Equity Awards	$81,577,647	$8,331,414	$16,073,149	$2,904,339

Compensation Actually Paid (as calculated)	$88,835,965	$10,931,385	$20,846,309	$4,854,811

	2022		2021			2020
	Liren Chen	Average Non-CEO NEOs	Liren Chen	William Merritt	Average Non-CEO NEOs	William Merritt	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$4,824,787	$2,660,110	$10,824,838	$1,570,440	$1,426,410	$2,642,504	$1,218,153
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—	$—	$—	$—	$—	$—
Amount added for current year service cost	$—	$—	$—	$—	$—	$—	$—
Amount added for prior service cost impacting current year	$—	$—	$—	$—	$—	$—	$—

Total Adjustments for Pension	$—	$—	$—	$—	$—	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(2,200,025)	$(1,575,024)	$(5,219,984)	$—	$(637,515)	$(1,083,348)	$(397,237)
Year-end fair value of unvested awards granted in the current year	$5,249,160	$1,866,893	$7,850,314	$—	$907,588	$2,102,469	$558,750
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$783,791	$532,141	$—	$(1,601,770)	$623,362	$611,174	$(569,990)
Fair values at vest date for awards granted and vested in current year	$—		$5,945,540	$—	$—	$681,993	$475,054
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(183,895)	$(51,194)	$—	$(679,893)	$87,459	$(1,214,735)	$(216,773)
Forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$—	$—	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—	$—	$—	$—	$—

Total Adjustments for Equity Awards	$3,649,031	$772,816	$8,575,870	$(2,281,663)	$980,894	$1,097,553	$(150,195)

Compensation Actually Paid (as calculated)	$8,473,818	$3,432,926	$19,400,708	$(711,223)	$2,407,304	$3,740,057	$1,067,958

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Performance Measures
In our assessment, the most important performance measures used to link CAP (as calculated in accordance with the SEC rules) to company performance are listed below. The role of each of these performance measures in our executive compensation program is discussed in the CD&A.

•	Adjusted EBIDTA

•	Revenue

Total Shareholder Return Amount			$ 394.45	217.89	97.43	137.72	114.3
Peer Group Total Shareholder Return Amount			103.21	90.96	82.21	112.44	110.08
Net Income (Loss)			$ 358,600,000	$ 214,100,000	$ 93,700,000	$ 55,300,000	$ 44,800,000
Company Selected Measure Amount			511,000,000	345,200,000	254,500,000	208,000,000	155,300,000
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBIDTA
Non-GAAP Measure Description			Adjusted EBITDA is a non-GAAP financial measure. See Appendix A for an explanation of this metric and a detailed reconciliation to the most directly comparable GAAP measure.
Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Other Performance Measure, Amount			868,500,000	549,600,000	457,800,000	425,400,000	359,000,000
Name			Revenue
Liren Chen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 7,258,318	$ 4,773,160	$ 4,824,787	$ 10,824,838	$ 0
PEO Actually Paid Compensation Amount			$ 88,835,965	$ 20,846,309	$ 8,473,818	19,400,708	0
PEO Name		Liren Chen	Liren Chen	Liren Chen	Liren Chen
William Merritt [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	$ 0	$ 0	1,570,440	2,642,504
PEO Actually Paid Compensation Amount			0	0	0	(711,223)	$ 3,740,057
PEO Name	William Merritt						William Merritt
PEO | Liren Chen [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Liren Chen [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Liren Chen [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Liren Chen [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Liren Chen [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			81,577,647	16,073,149	3,649,031	8,575,870
PEO | Liren Chen [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,000,000)	(3,000,000)	(2,200,025)	(5,219,984)
PEO | Liren Chen [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			33,316,224	3,746,424	5,249,160	7,850,314
PEO | Liren Chen [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			37,138,400	9,099,191	783,791	0
PEO | Liren Chen [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	5,945,540
PEO | Liren Chen [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			16,123,023	6,227,534	(183,895)	0
PEO | Liren Chen [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Liren Chen [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | William Merritt [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	$ 0
PEO | William Merritt [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0
PEO | William Merritt [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0
PEO | William Merritt [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0
PEO | William Merritt [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(2,281,663)	1,097,553
PEO | William Merritt [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	(1,083,348)
PEO | William Merritt [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	2,102,469
PEO | William Merritt [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(1,601,770)	611,174
PEO | William Merritt [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	681,993
PEO | William Merritt [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(679,893)	(1,214,735)
PEO | William Merritt [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0
PEO | William Merritt [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,331,414	2,904,339	772,816	980,894	(150,195)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,500,000)	(1,389,000)	(1,575,024)	(637,515)	(397,237)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,088,567	1,132,367	1,866,893	907,588	558,750
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,302,507	2,496,089	532,141	623,362	(569,990)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				21,016		0	475,054
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			440,340	642,967	(51,194)	87,459	(216,773)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	$ 0	$ 0